STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The weighted-average assumptions used to calculate total stock-based compensation are included in the following table:

Weighted-Average Assumptions	2018	2017	2016
Dividend yield	2.13%	3.01%	4.13%
Expected volatility	23.34%	23.71%	31.60%
Risk-free interest rate	2.83%	1.28%	1.12%
Expected life of stock options granted during period (years)	6.2	7.5	7.8
Life of Employee Stock Purchase Plan (months)	—	3	4

Restricted Stock Issued	The following table shows the restricted stock issued under this plan:

Restricted Stock	Shares Issued (in thousands)	Weighted-Average Fair Value
Year
2018	36	$62.82
2017	33	$62.04
2016	32	$50.55

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Stock Options, Activity
The following table summarizes stock option activity for 2018:

Stock Options	2018
Shares in thousands	Shares	Exercise Price [1]
Outstanding at Jan 1, 2018	26,628	$38.30
Granted	6,571	$71.43
Exercised	(4,074)	$30.65
Forfeited/Expired	(279)	$61.47
Outstanding at Dec 31, 2018	28,846	$46.70
Remaining contractual life in years		5.46
Aggregate intrinsic value in millions	$327
Exercisable at Dec 31, 2018	21,813	$39.99
Remaining contractual life in years		4.40
Aggregate intrinsic value in millions	$322
1. Weighted-average per share.

Additional Information about Stock Options
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of options granted	$15.38	$14.44	$10.95
Total compensation expense for stock option plans	$68	$37	$32
Related tax benefit	$15	$14	$12
Total amount of cash received from the exercise of options	$112	$310	$312
Total intrinsic value of options exercised [1]	$160	$286	$153
Related tax benefit	$36	$106	$57

1. Difference between the market price at exercise and the price paid by the employee to exercise the options.

Deferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Performance-based Units Activity
The Company grants restricted stock units to certain employees. The grants vest after a designated period of time, generally one to five years. The following table shows changes in nonvested RSUs:

RSU Awards	2018
Shares in thousands	Shares	Grant Date Fair Value [1]
Nonvested at Jan 1, 2018	13,346	$50.71
Granted	2,022	$71.46
Vested	(5,409)	$46.04
Canceled	(224)	$59.40
Nonvested at Dec 31, 2018	9,735	$57.41
1. Weighted-average per share.

Schedule of value of deferred stock

Additional Information about RSUs
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of RSUs granted	$71.46	$61.29	$46.25
Total fair value of RSUs vested [1]	$382	$179	$166
Related tax benefit	$86	$66	$61
Total compensation expense for RSU awards	$144	$178	$97
Related tax benefit	$32	$66	$36

1.	Includes the fair value of shares vested in prior years and delivered in the reporting year.

Performance Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The following table shows the PSU awards granted:

PSU Awards		Target Shares Granted [1]	Grant Date Fair Value [2]
Shares in thousands
Year	Performance Period
2017	Sep 1, 2017 – Aug 31, 2019	232	$71.16
2017 [3]	Jan 1, 2017 – Dec 31, 2019	1,728	$81.99
2016 [3]	Jan 1, 2016 – Dec 31, 2018	2,283	$52.68

1.	At the end of the performance period, the actual number of shares issued can range from zero to 200% of target shares granted.

2.	Weighted-average per share.

3.	Converted to RSUs as a result of the Merger.

Schedule of Additional Information About Performance Deferred Stock
There was no activity in nonvested PSUs in 2018. At January 1, 2018 and December 31, 2018, there were 232,000 target shares of nonvested PSUs outstanding with a grant date fair value of $71.16.

Additional Information about PSUs
In millions, except share amounts	2018	2017	2016
Total fair value of PSUs vested and delivered [1]	$—	$202	$103
Related tax benefit	$—	$75	$38
Total compensation expense for PSU awards	$12	$106	$125
Related tax benefit	$3	$39	$46
Shares of PSUs settled in cash (in thousands) [2]	—	616	861
Total cash paid to settle PSUs [3]	$—	$38	$40

1.	Includes the fair value of shares vested in prior years and delivered in the reporting year.

2.	PSU awards vested in prior years and delivered in the reporting year.

3.	Cash paid to certain executive employees for PSU awards vested in prior periods and delivered in the reporting year, equal to the value of the stock award on the date of delivery.

Employees' Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity

Additional Information about Employee Stock Purchase Plan
In millions, except per share amounts	2018	2017	2016
Weighted-average fair value per share of purchase rights granted	$—	$10.70	$3.40
Total compensation expense for ESPP	$—	$38	$7
Related tax benefit	$—	$14	$3
Total amount of cash received from the exercise of purchase rights	$—	$179	$86
Total intrinsic value of purchase rights exercised [1]	$—	$48	$23
Related tax benefit	$—	$18	$9

1.	Difference between the market price at exercise and the price paid by the employee to exercise the purchase rights.